SEGMENT REPORTING - Information about segments (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
SEGMENT REPORTING
Number of Operating Segments		3	3
Number of reportable segments		3	3
Revenues	[1]	₫ 44,019,015	$ 1,808,876,721	₫ 27,883,821	[2]	₫ 13,927,746	[2]
Cost of sales		(69,296,654)	(2,847,612,657)	(41,594,732)	[2]	(26,974,525)	[2]
Gross loss		(25,277,639)	(1,038,735,936)	(13,710,911)	[2]	(13,046,779)	[2]
Research and development costs		(10,025,329)	(411,971,605)	(15,414,442)	[2]	(21,196,862)	[2]
Selling and distribution costs		(7,995,602)	(328,563,879)	(5,661,737)	[2]	(5,222,963)	[2]
Administrative expenses		(8,892,429)	(365,417,259)	(5,611,548)	[2]	(4,210,502)	[2]
Net other operating expenses		(3,208,159)	(131,833,121)	(1,572,015)	[2]	(879,141)	[2]
Operating loss		(55,399,158)	(2,276,521,800)	(41,970,653)	[2]	(44,556,247)	[2]
Operating segments
SEGMENT REPORTING
Revenues		44,019,015	1,808,876,721	27,883,821		13,927,746
Cost of sales		(69,296,654)	(2,847,612,657)	(41,594,732)		(26,974,525)
Gross loss		(25,277,639)	(1,038,735,936)	(13,710,911)		(13,046,779)
Operating segments | Car
SEGMENT REPORTING
Revenues		39,460,334	1,621,546,497	23,565,631		10,580,719
Cost of sales		(65,593,249)	(2,695,428,354)	(37,129,034)		(23,153,447)
Gross loss		(26,132,915)	(1,073,881,857)	(13,563,403)		(12,572,728)
Depreciation and amortization		8,230,000	338,000,000	5,725,000		5,204,000
Operating segments | E-scooter
SEGMENT REPORTING
Revenues		2,275,693	93,515,225	2,540,568		1,531,366
Cost of sales		(2,620,417)	(107,680,994)	(3,107,640)		(2,345,064)
Gross loss		(344,724)	(14,165,769)	(567,072)		(813,698)
Depreciation and amortization		528,000	22,000,000	376,000		356,000
Operating segments | Ebus
SEGMENT REPORTING
Revenues		130,838	5,376,536	628,115		847,128
Cost of sales		(139,630)	(5,737,826)	(532,081)		(697,829)
Gross loss		(8,792)	(361,290)	96,034		149,299
Depreciation and amortization		68,000	3,000,000	60,000		76,000
Operating segments | All other
SEGMENT REPORTING
Revenues		2,152,150	88,438,463	1,149,507		968,533
Cost of sales		(943,358)	(38,765,483)	(825,977)		(778,185)
Gross loss		1,208,792	49,672,980	323,530		190,348
Reconciling Item
SEGMENT REPORTING
Reconciling to operating loss:		₫ 30,121,519	$ 1,237,785,864	₫ 28,259,742		₫ 31,509,468

[1]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).